2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	3 Months Ended		6 Months Ended
	Jun. 30, 2012 Interest	Jun. 30, 2011 Interest	Jun. 30, 2012 MajorCustomerMember Interest	Jun. 30, 2011 MajorCustomerMember Interest
Exeter Life Sciences, Inc.	0.00%	20.00%	0.00%	20.00%
START Licensing, Inc.	0.00%	16.00%	0.00%	16.00%
International Stem Cell Corporation	74.00%	24.00%	59.00%	24.00%
CHA Biotech and SCRMI	15.00%	21.00%	24.00%	21.00%
Lifeline	0.00%	11.00%	12.00%	11.00%